Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ING PARTNERS INC
Prospectus Date	rr_ProspectusDate	Apr. 30, 2013
Class ADV, S Shares | ING Solution 2025 Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ING Solution 2025 Portfolio
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Until the day prior to its Target Date (defined below), the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2025. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables describe the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The tables do not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
On March 18, 2013, shareholders of the Portfolio were sent a proxy statement, which asked shareholders to approve a new fee structure (the “Amended Fee Structure”), which would modify the fees payable to the Adviser. Under the proposed Amended Fee Structure, the current Management Fee rate would continue to be charged with respect to assets invested in underlying funds in the ING Fund Complex (“Underlying Funds”), but a higher Management Fee rate would be charged on assets invested in other types of securities.
If the Amended Fee Structure is approved by shareholders, the fees you would pay if you buy and hold shares of the Portfolio will change. The current fee structure is reflected in Fee Table A below. The Amended Fee Structure is reflected below in Fee Table B. Similarly, if the Amended Fee Structure is approved, the expenses you pay as a shareholder of the Portfolio may change. An example intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds is also included below. Expense Example Table A shows an example based on the current fee structure. Expense Example Table B shows an example based on the Amended Fee Structure.
		There is no guarantee that shareholders will approve the Amended Fee Structure, in which case the Portfolio will continue to operate under the current fee structure. Information regarding the outcome of the shareholder vote on the proxy statement will be provided in a Supplement to the Prospectus which will be available on the Portfolio’s website at www.INGFunds.com/vp/literature.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Fee Table A - Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Operating Expenses Caption Two [Text]	ingpi_OperatingExpensesCaptionTwo	Fee Table B - Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2014
Fee Waiver or Reimbursement over Assets, Date of Termination Two	ingpi_FeeWaiverOrReimbursementOverAssetsDateOfTerminationTwo	May 1, 2018
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover % of average value of portfolio
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Examples, affect the Portfolio’s performance.

		During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 65% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	65.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense ratios have been adjusted to reflect current fees.
Expenses Restated to Reflect Current Two [Text]	ingpi_ExpensesRestatedToReflectCurrentTwo	Expense ratios have been adjusted to reflect current contractual rates.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Examples $
Expense Example Two [Heading]	ingpi_ExpenseExampleTwoHeading	Expense Examples $
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Examples do not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated. The Examples also assume that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Narrative Two [Text Block]	ingpi_ExpenseExampleNarrativeTwoTextBlock	The Examples are intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Examples do not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated. The Examples also assume that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Example Table A
Expense Example by, Year, Caption Two [Text]	ingpi_ExpenseExampleByYearCaptionTwo	Example Table B
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Expense Example Closing Two [Text Block]	ingpi_ExpenseExampleClosingTwoTextBlock	The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-, three-, and five-year periods and the first five years of the ten-year period.
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Portfolio invests in a combination of Underlying Funds, which are actively managed funds or passively managed funds (index funds), that invest in U.S. stocks, international stocks, U.S. bonds, and other debt instruments and the Portfolio uses an asset allocation strategy designed for investors expecting to retire around the year 2025. The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: 66% in equity securities; and 34% in debt instruments. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown.

The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to equity securities and debt instruments will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The Portfolio may, in light of market conditions or other factors, deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which include stocks, bonds, and cash and non-traditional asset classes (also known as alternative strategies) which include, but are not limited to, real estate, commodities, and floating rate loans.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented, or a blend); emerging market securities; domestic and international real estate stocks, including real estate investment trusts; and natural resource/commodity securities.

Debt instruments in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate, long-term and short-term bonds; high-yield bonds commonly referred to as “junk bonds;” floating rate loans; and Treasury inflation protected securities.

The Portfolio may also invest in derivatives, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical asset allocations, to seek to minimize risk, and to assist in managing cash.

The Portfolio may invest up to 20% of its total assets in exchange-traded funds.

The Portfolio may also allocate in the future to the following asset class: emerging markets debt instruments. There can be no assurance that this allocation will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2025 (“Target Date”). The Target Date is the approximate year that an investor in the Portfolio would plan to make withdrawals from the Portfolio for retirement or other financial goals. The chart below shows the glide path and illustrates how the equity securities and debt instruments allocations will change over time. Generally, the Portfolio’s glide path will transition to the target asset allocations illustrated below on an annual basis and become more conservative as the Portfolio approaches the Target Date. As the Portfolio approaches its Target Date in 2025, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Solution Income Portfolio, which is equal to approximately 35% equity securities and 65% debt instruments.

As the Portfolio’s Target Allocation migrates toward that of ING Solution Income Portfolio by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Solution Income Portfolio. The ING Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of making withdrawals from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and seek to reduce investment risk as the Portfolio approaches its Target Date.

		The Portfolio will be rebalanced periodically to return to the Target Allocation. The Target Allocation may be changed at any time by the Sub-Adviser.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You could lose money on an investment in the Portfolio, even near, at, or after the Target Date. There is no guarantee that the Portfolio will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation   Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call   During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities   The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company   The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit   Prices of bonds and other debt instruments can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Default Swaps   The Portfolio or an Underlying Fund may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio or an Underlying Fund pays a fee to protect against the risk that a security held by the Portfolio or the Underlying Fund will default. As a seller of the swap, the Portfolio or an Underlying Fund receives payment(s) in return for its obligation to pay the counterparty the full national value of the security in the event of a default of the security issuer. As a seller of a swap, the Portfolio or an Underlying Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio or an Underlying Fund would be subject to investment exposure on the notional value of the swap. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency   To the extent that an Underlying Fund invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.
Derivative Instruments   Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns. Derivatives may not perform as expected, so the Portfolio or an Underlying Fund may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. In addition, given their complexity, derivatives expose the Portfolio or an Underlying Fund to the risk of improper valuation.

Floating Rate Loans   The value of collateral, if any, securing a floating rate loan can decline or may be insufficient to meet the issuer’s obligations or may be difficult to liquidate. No active trading market may exist for many floating rate loans and many floating rate loans are subject to restrictions on resale.
Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to: smaller markets; differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region.

High-Yield Securities   Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Index Strategy   The index selected may underperform the overall market and an Underlying Fund might fail to track its target index. The correlation between an Underlying Fund and index performance may be affected by the Underlying Fund’s expenses and the timing of purchases and redemptions of the Underlying Fund’s shares. An Underlying Fund’s actual holdings might not match the Index and the Underlying Fund’s effective exposure to index securities at any given time may not equal 100%.

Inflation-Indexed Bonds   If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate   With bonds and other fixed rate debt instruments, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. In the case of inverse securities, the interest rate generally will decrease when the market rate of interest to which the inverse security is indexed decreases. As of the date of this Prospectus, interest rates in the United States are at or near historic lows, which may increase an Underlying Fund’s exposure to risks associated with rising interest rates.

Liquidity   If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the manager might wish to sell, and the security could have the effect of decreasing the overall level of an Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to an Underlying Fund.

Market   Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to Underlying Funds costs and impair the ability of the Underlying Funds to achieve its investment objectives.

Market Capitalization   Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing an Underlying Fund that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies   The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Real Estate Companies and Real Estate Investment Trusts (“REITs”)   Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Sovereign Debt   These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay payment, restructure its debt, or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

		An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Portfolio, even near, at, or after the Target Date.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class ADV shares’ performance from year to year, and the table compares the Portfolio’s Class ADV shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. Class ADV shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class ADV shares’ performance because of the higher expenses paid by Class ADV shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the changes in the Portfolio’s Class ADV shares’ performance from year to year, and the table compares the Portfolio’s Class ADV shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns Class ADV (as of December 31 of each year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 2nd, 2009, 16.51% and Worst quarter: 4th, 2008, (19.56)%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns% (for the periods ended December 31, 2012)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The index returns do not reflect deductions for fees, expenses, or taxes.
Index No Deduction For Fees Expenses Taxes Two [Text]	ingpi_IndexNoDeductionForFeesExpensesTaxesTwo	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.
Class ADV, S Shares | ING Solution 2025 Portfolio | Class ADV
Risk/Return:	rr_RiskReturnAbstract
2003	rr_AnnualReturn2003
2004	rr_AnnualReturn2004
2005	rr_AnnualReturn2005
2006	rr_AnnualReturn2006	12.37%
2007	rr_AnnualReturn2007	4.28%
2008	rr_AnnualReturn2008	(34.05%)
2009	rr_AnnualReturn2009	25.54%
2010	rr_AnnualReturn2010	13.50%
2011	rr_AnnualReturn2011	(3.37%)
2012	rr_AnnualReturn2012	13.24%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.51%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.56%)
1 Yr	rr_AverageAnnualReturnYear01	13.24%
5 Yrs	rr_AverageAnnualReturnYear05	0.56%
10 Yrs	rr_AverageAnnualReturnYear10
since inception	rr_AverageAnnualReturnSinceInception	3.64%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 29, 2005
Class ADV, S Shares | ING Solution 2025 Portfolio | Class S
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	13.44%
5 Yrs	rr_AverageAnnualReturnYear05	0.80%
10 Yrs	rr_AverageAnnualReturnYear10
since inception	rr_AverageAnnualReturnSinceInception	3.91%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 29, 2005
Class ADV, S Shares | ING Solution 2025 Portfolio | S&P Target Date 2025 Index
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	12.79%	[1]
5 Yrs	rr_AverageAnnualReturnYear05	2.65%	[1]
10 Yrs	rr_AverageAnnualReturnYear10		[1]
since inception	rr_AverageAnnualReturnSinceInception	5.54%	[1],[2]
Class ADV, S Shares | ING Solution 2025 Portfolio | Russell 3000® Index
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	16.42%	[1]
5 Yrs	rr_AverageAnnualReturnYear05	2.04%	[1]
10 Yrs	rr_AverageAnnualReturnYear10		[1]
since inception	rr_AverageAnnualReturnSinceInception	5.37%	[1],[2]
Class ADV, S Shares | ING Solution 2025 Portfolio | MSCI EAFE® Index
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	17.32%	[3]
5 Yrs	rr_AverageAnnualReturnYear05	(3.69%)	[3]
10 Yrs	rr_AverageAnnualReturnYear10		[3]
since inception	rr_AverageAnnualReturnSinceInception	4.05%	[2],[3]
Class ADV, S Shares | ING Solution 2025 Portfolio | BCAB Index
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	4.21%	[1]
5 Yrs	rr_AverageAnnualReturnYear05	5.95%	[1]
10 Yrs	rr_AverageAnnualReturnYear10		[1]
since inception	rr_AverageAnnualReturnSinceInception	5.54%	[1],[2]
Fee Table A | Class ADV, S Shares | ING Solution 2025 Portfolio | Class ADV
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.10%	[4]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[4]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[4]
Other Expenses	rr_OtherExpensesOverAssets	0.03%	[4]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.69%	[4]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.42%	[4],[5]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[4],[6]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.31%	[4]
1 Yr	rr_ExpenseExampleYear01	133
3 Yrs	rr_ExpenseExampleYear03	439
5 Yrs	rr_ExpenseExampleYear05	766
10 Yrs	rr_ExpenseExampleYear10	1,692
1 Yr	rr_ExpenseExampleNoRedemptionYear01	133
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	439
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	766
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	1,692
Fee Table A | Class ADV, S Shares | ING Solution 2025 Portfolio | Class S
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.10%	[4]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[4]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[4]
Other Expenses	rr_OtherExpensesOverAssets	0.03%	[4]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.69%	[4]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.17%	[4],[5]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[4],[6]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.06%	[4]
1 Yr	rr_ExpenseExampleYear01	108
3 Yrs	rr_ExpenseExampleYear03	361
5 Yrs	rr_ExpenseExampleYear05	633
10 Yrs	rr_ExpenseExampleYear10	1,411
1 Yr	rr_ExpenseExampleNoRedemptionYear01	108
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	361
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	633
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	1,411
Fee Table B | Class ADV, S Shares | ING Solution 2025 Portfolio | Class ADV
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.14%	[7],[8]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[7]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[7]
Other Expenses	rr_OtherExpensesOverAssets	0.03%	[7]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.69%	[7]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.46%	[5],[7]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[7],[9]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.30%	[7]
1 Yr	rr_ExpenseExampleYear01	132
3 Yrs	rr_ExpenseExampleYear03	412
5 Yrs	rr_ExpenseExampleYear05	713
10 Yrs	rr_ExpenseExampleYear10	1,669
1 Yr	rr_ExpenseExampleNoRedemptionYear01	132
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	412
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	713
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	1,669
Fee Table B | Class ADV, S Shares | ING Solution 2025 Portfolio | Class S
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.14%	[7],[8]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[7]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[7]
Other Expenses	rr_OtherExpensesOverAssets	0.03%	[7]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.69%	[7]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.21%	[5],[7]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[7],[9]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.05%	[7]
1 Yr	rr_ExpenseExampleYear01	107
3 Yrs	rr_ExpenseExampleYear03	334
5 Yrs	rr_ExpenseExampleYear05	579
10 Yrs	rr_ExpenseExampleYear10	1,386
1 Yr	rr_ExpenseExampleNoRedemptionYear01	107
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	334
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	579
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	1,386

[1]	The index returns do not reflect deductions for fees, expenses, or taxes.
[2]	Reflects index performance since the date closest to the Class’ inception for which data is available.
[3]	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.
[4]	Expense ratios have been adjusted to reflect current fees.
[5]	Total Annual Portfolio Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
[6]	The adviser is contractually obligated to limit expenses to 0.62% and 0.37% of Class ADV and Class S shares, respectively, through May 1, 2014; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.
[7]	Expense ratios have been adjusted to reflect current contractual rates.
[8]	Pending shareholder approval, the Portfolio’s Management Fee structure was changed to a “bifurcated fee” structure as follows: an annual rate of 0.10% of the Portfolio’s average daily net assets invested in Underlying Funds within the ING Funds complex, and 0.30% of the Portfolio’s average daily net assets invested in direct investments, which include, but are not limited to, exchange-traded funds, securities issued by non-investment company issuers, such as operating companies, and derivative instruments. The Management Fee reflected in the table is calculated based on an estimated investment of 20% of the Portfolio’s assets in direct investments.
[9]	The adviser is contractually obligated to limit expenses to 1.30% and 1.05% of Class ADV and Class S shares, respectively, through at least May 1, 2018; the obligation does not extend to interest, taxes, brokerage commissions, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.